UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2012

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT                  SEPTEMBER 30, 2012

Capital Preservation Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	14
Approval of Management Agreement	15
Additional Information	20

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

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Performance

Total Returns as of September 30, 2012
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	CPFXX	0.01%(2)	0.01%(2)	0.51%(2)	1.46%(2)	4.20%(2)	10/13/72

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class 0.48%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

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Fund Characteristics

SEPTEMBER 30, 2012
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	-0.36%
7-Day Effective Yield
After waiver(1)	0.01%
(1)Yields would have been lower if a portion of the management fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	55 Days
Weighted Average Life	55 Days

Portfolio Composition by Maturity	% of fund investments
1-30 days	35%
31-90 days	60%
91-180 days	1%
More than 180 days	4%

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 – 9/30/12	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$0.45	0.09%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.41	0.48%
Hypothetical
Investor Class (after waiver)	$1,000	$1,024.62	$0.46	0.09%
Investor Class (before waiver)	$1,000	$1,022.66	$2.43	0.48%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

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Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Value
U.S. Treasury Bills(1) — 84.3%
U.S. Treasury Bill, 0.10%, 10/4/12	$230,000,000	$229,998,083
U.S. Treasury Bill, 0.09%, 10/18/12	160,000,000	159,993,200
U.S. Treasury Bill, 0.13%, 10/18/12	70,000,000	69,995,703
U.S. Treasury Bill, 0.09%, 10/25/12	150,000,000	149,990,750
U.S. Treasury Bill, 0.10%, 10/25/12	38,000,000	37,997,593
U.S. Treasury Bill, 0.10%, 11/8/12	70,000,000	69,992,981
U.S. Treasury Bill, 0.15%, 11/8/12	75,000,000	74,988,521
U.S. Treasury Bill, 0.11%, 11/15/12	185,000,000	184,974,562
U.S. Treasury Bill, 0.08%, 11/23/12	10,000,000	9,998,822
U.S. Treasury Bill, 0.11%, 11/23/12	100,000,000	99,984,542
U.S. Treasury Bill, 0.11%, 11/29/12	100,000,000	99,982,382
U.S. Treasury Bill, 0.14%, 11/29/12	75,000,000	74,982,792
U.S. Treasury Bill, 0.10%, 12/6/12	250,000,000	249,954,167
U.S. Treasury Bill, 0.10%, 12/13/12	130,000,000	129,974,957
U.S. Treasury Bill, 0.10%, 12/13/12	150,000,000	149,969,583

	Principal Amount/ Shares	Value
U.S. Treasury Bill, 0.10%, 12/20/12	$100,000,000	$99,977,778
U.S. Treasury Bill, 0.11%, 12/20/12	50,000,000	49,988,333
U.S. Treasury Bill, 0.11%, 12/20/12	100,000,000	99,976,111
U.S. Treasury Bill, 0.11%, 12/27/12	200,000,000	199,946,833
U.S. Treasury Bill, 0.12%, 2/28/13	40,000,000	39,980,000
TOTAL U.S. TREASURY BILLS		2,282,647,693
U.S. Treasury Notes(1) — 5.6%
U.S. Treasury Note, 1.375%, 11/15/12	50,000,000	50,074,715
U.S. Treasury Note, 0.625%, 4/30/13	49,000,000	49,135,798
U.S. Treasury Note, 3.125%, 4/30/13	50,000,000	50,840,703
TOTAL U.S. TREASURY NOTES		150,051,216
Temporary Cash Investments — 0.1%
SSgA U.S. Government Money Market Fund	3,288,360	3,288,360
TOTAL INVESTMENT SECURITIES — 90.0%		2,435,987,269
OTHER ASSETS AND LIABILITIES(2) — 10.0%		272,105,566
NET ASSETS — 100.0%		$2,708,092,835

Notes to Schedule of Investments

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

(2)	Amount related primarily to receivable for investments sold, but not settled, at period end.

See Notes to Financial Statements.

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Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,435,987,269
Cash	49,091,875
Receivable for investments sold	264,031,753
Receivable for capital shares sold	2,090,881
Interest receivable	1,029,718
2,752,231,496

Liabilities
Payable for investments purchased	39,980,000
Payable for capital shares redeemed	3,940,134
Accrued management fees	218,286
Dividends payable	241
44,138,661

Net Assets	$2,708,092,835

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	2,708,103,334

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$2,708,104,230
Accumulated net investment loss	(11,395)
$2,708,092,835

See Notes to Financial Statements.

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Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,354,443

Expenses:
Management fees	6,502,485
Trustees’ fees and expenses	66,405
Other expenses	569
6,569,459
Fees waived	(5,338,061)
1,231,398

Net investment income (loss)	123,045

Net realized gain (loss) on investment transactions	28,737

Net Increase (Decrease) in Net Assets Resulting from Operations	$151,782

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$123,045	$284,579
Net realized gain (loss)	28,737	(25,261)
Net increase (decrease) in net assets resulting from operations	151,782	259,318

Distributions to Shareholders
From net investment income	(134,440)	(284,579)
From net realized gains	—	(3,628)
Decrease in net assets from distributions	(134,440)	(288,207)

Capital Share Transactions
Proceeds from shares sold	582,021,769	1,456,843,983
Proceeds from reinvestment of distributions	132,509	260,076
Payments for shares redeemed	(675,871,538)	(1,568,500,998)
Net increase (decrease) in net assets from capital share transactions	(93,717,260)	(111,396,939)

Net increase (decrease) in net assets	(93,699,918)	(111,425,828)

Net Assets
Beginning of period	2,801,792,753	2,913,218,581
End of period	$2,708,092,835	$2,801,792,753

Accumulated net investment loss	$(11,395)	—

Transactions in Shares of the Fund
Sold	582,021,769	1,456,843,983
Issued in reinvestment of distributions	132,509	260,076
Redeemed	(675,871,538)	(1,568,500,998)
Net increase (decrease) in shares of the fund	(93,717,260)	(111,396,939)

See Notes to Financial Statements.

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Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Capital Preservation Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objective is to seek maximum safety and liquidity. Its secondary objective is to seek to pay shareholders the highest rate of return consistent with safety and liquidity. The fund pursues its objectives by investing in short-term money market securities issued by the U.S. Treasury that are guaranteed by the direct full faith and credit pledge of the U.S. government.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value per share. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

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Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1370% to 0.2500%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. This fee waiver may be revised or terminated at any time without notice. The effective annual management fee before waiver for the six months ended September 30, 2012 was 0.47%. The effective annual management fee after waiver for the six months ended September 30, 2012 was 0.08%.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC.

4. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Bills	—	$2,282,647,693	—
U.S. Treasury Notes	—	150,051,216	—
Temporary Cash Investments	$3,288,360	—	—
Total Value of Investment Securities	$3,288,360	$2,432,698,909	—

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2012, the fund had post-October capital loss deferrals of $(28,737), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data												Ratios and Supplemental Data
				Distributions From:								Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)		Net Investment Income		Net Realized Gains		Total Distributions		Net Asset Value, End of Period	Total Return(1)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Net Assets, End of Period (in thousands)
Investor Class
2012(2)	$1.00	—	(3)	—	(3)	—		—	(3)	$1.00	0.01%	0.09	%(4)	0.48	%(4)	0.01	%(4)	(0.38	)%(4)	$2,708,093
2012	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	$1.00	0.01%	0.06%		0.48%		0.01%		(0.41)%		$2,801,793
2011	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	$1.00	0.01%	0.17%		0.48%		0.01%		(0.30)%		$2,913,219
2010	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	$1.00	0.01%	0.28%		0.48%		0.01%		(0.19)%		$3,153,367
2009	$1.00	0.01		(0.01)		—		(0.01)		$1.00	0.91%	0.49%		0.49%		0.87%		0.87%		$3,568,285
2008	$1.00	0.04		(0.04)		—		(0.04)		$1.00	3.90%	0.47%		0.47%		3.78%		3.78%		$3,270,834

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2012 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 14, 2012, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

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Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of

16

similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

17

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

18

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

19

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Government Income Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76700   1211

SEMIANNUAL REPORT           SEPTEMBER 30, 2012

Government Bond Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Approval of Management Agreement	21
Additional Information	26

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	CPTNX	2.74%	3.19%	6.25%	4.67%	7.36%	5/16/80
Barclays U.S. Government/MBS Index	—	2.79%	3.28%	6.19%	4.99%	8.36%(2)	—
Institutional Class	ABTIX	2.93%	3.40%	—	—	5.54%	3/1/10
A Class(3) No sales charge* With sales charge*	ABTAX	2.61% -2.01%	2.94% -1.70%	5.99% 5.03%	4.41% 3.93%	5.43% 5.11%	10/9/97
C Class No sales charge* With sales charge*	ABTCX	2.32% 1.32%	2.26% 2.26%	— —	— —	4.29% 4.29%	3/1/10
R Class	ABTRX	2.58%	2.77%	—	—	4.81%	3/1/10

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Performance information prior to September 3, 2002, is that of the American Century Treasury Fund, all of the net assets of which were acquired by Government Bond pursuant to a plan of reorganization approved by Treasury Fund shareholders on August 2, 2002.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 5/31/80, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.48%	0.28%	0.73%	1.48%	0.98%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2012
Portfolio at a Glance
Average Duration (effective)	4.1 years
Weighted Average Life	5.3 years

30-Day SEC Yields
Investor Class	1.38%
Institutional Class	1.58%
A Class	1.08%
C Class	0.40%
R Class	0.89%

Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities	47.4%
U.S. Treasury Securities	46.3%
Collateralized Mortgage Obligations	9.0%
U.S. Government Agency Securities	4.4%
Temporary Cash Investments	4.4%
Other Assets and Liabilities	(11.5)%*

*Amount relates primarily to receivable for investments sold and payable for investments purchased, but not settled, at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 – 9/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,027.40	$2.39	0.47%
Institutional Class	$1,000	$1,029.30	$1.37	0.27%
A Class	$1,000	$1,026.10	$3.66	0.72%
C Class	$1,000	$1,023.20	$7.46	1.47%
R Class	$1,000	$1,025.80	$4.93	0.97%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
Institutional Class	$1,000	$1,023.72	$1.37	0.27%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%
R Class	$1,000	$1,020.21	$4.91	0.97%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Value
U.S. Government Agency Mortgage-Backed Securities(1) — 47.4%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.2%
FHLMC, VRN, 2.58%, 10/15/12	$3,049,512	$3,192,380
FHLMC, VRN, 2.68%, 10/15/12	7,404,054	7,819,768
FHLMC, VRN, 2.91%, 10/15/12	11,505,071	12,185,131
FHLMC, VRN, 3.55%, 10/15/12	4,432,094	4,686,347
FHLMC, VRN, 3.72%, 10/15/12	6,154,956	6,534,075
FHLMC, VRN, 3.99%, 10/15/12	2,105,126	2,241,605
FHLMC, VRN, 4.03%, 10/15/12	1,855,993	1,980,355
FNMA, VRN, 2.75%, 10/25/12	2,516,664	2,648,465
FNMA, VRN, 3.10%, 10/25/12	5,337,984	5,644,521
FNMA, VRN, 3.35%, 10/25/12	3,610,512	3,814,719
FNMA, VRN, 3.37%, 10/25/12	6,146,080	6,518,439
FNMA, VRN, 3.61%, 10/25/12	3,399,911	3,609,532
FNMA, VRN, 3.90%, 10/25/12	3,840,963	4,099,546
FNMA, VRN, 5.74%, 10/25/12	1,204,021	1,297,227
FNMA, VRN, 5.98%, 10/25/12	9,699,530	10,602,200
GNMA, VRN, 1.625%, 10/20/12	771,017	802,899
GNMA, VRN, 1.625%, 10/20/12	865,651	901,445
GNMA, VRN, 1.625%, 10/20/12	1,709,422	1,780,106
GNMA, VRN, 1.625%, 10/20/12	1,142,257	1,189,489
GNMA, VRN, 1.625%, 10/20/12	1,272,915	1,326,610
GNMA, VRN, 1.625%, 10/20/12	2,338,783	2,422,043
GNMA, VRN, 1.625%, 10/20/12	2,308,818	2,406,210
GNMA, VRN, 2.125%, 10/20/12	1,568,660	1,637,968
		89,341,080
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 42.2%
FHLMC, 4.50%, 1/1/19	1,303,783	1,401,116
FHLMC, 5.00%, 5/1/23	6,927,591	7,537,311
FHLMC, 5.50%, 10/1/34	1,470,252	1,613,503
FHLMC, 5.50%, 4/1/38	18,651,334	20,346,190
FHLMC, 4.00%, 12/1/40	3,161,065	3,481,581
FHLMC, 4.00%, 4/1/41	13,633,954	15,161,231
FHLMC, 6.50%, 7/1/47	53,362	59,388
FNMA, 3.50%, 11/14/12(2)	40,000,000	42,781,240
FNMA, 4.00%, 11/14/12(2)	30,000,000	32,287,500
FNMA, 4.50%, 11/14/12(2)	50,000,000	54,070,300
FNMA, 5.00%, 11/14/12(2)	15,000,000	16,350,004
FNMA, 4.50%, 6/1/18	766,965	829,811
FNMA, 4.50%, 5/1/19	4,023,120	4,354,039
FNMA, 5.00%, 9/1/20	462,671	504,714
FNMA, 4.50%, 11/1/20	356,198	385,496
FNMA, 6.50%, 3/1/32	270,304	312,646
FNMA, 7.00%, 6/1/32	297,221	347,682
FNMA, 6.50%, 8/1/32	314,495	358,208
FNMA, 5.50%, 7/1/33	2,969,433	3,295,772
FNMA, 5.00%, 11/1/33	15,975,132	17,551,607
FNMA, 6.00%, 12/1/33	9,793,983	11,091,029
FNMA, 5.50%, 8/1/34	12,741,833	14,070,482
FNMA, 5.50%, 9/1/34	798,469	881,729
FNMA, 5.50%, 10/1/34	5,873,169	6,557,171
FNMA, 5.00%, 8/1/35	2,366,575	2,590,132
FNMA, 5.50%, 1/1/36	13,723,446	15,137,298
FNMA, 5.00%, 2/1/36	1,436,095	1,572,160
FNMA, 5.50%, 4/1/36	3,906,011	4,308,426
FNMA, 5.00%, 5/1/36	6,896,563	7,548,042
FNMA, 5.50%, 12/1/36	2,876,491	3,158,458
FNMA, 5.50%, 2/1/37	10,650,815	11,694,857
FNMA, 6.50%, 8/1/37	703,090	786,754
FNMA, 6.00%, 9/1/37	4,818,880	5,336,587
FNMA, 6.00%, 11/1/37	21,221,672	23,866,327
FNMA, 6.00%, 9/1/38	1,066,556	1,167,974
FNMA, 6.00%, 11/1/38	1,171,989	1,283,433
FNMA, 4.50%, 2/1/39	5,267,472	5,702,333
FNMA, 4.50%, 4/1/39	2,428,310	2,734,260
FNMA, 4.50%, 5/1/39	6,094,386	6,689,035
FNMA, 6.50%, 5/1/39	13,843,337	15,766,739
FNMA, 4.50%, 10/1/39	8,420,705	9,481,657
FNMA, 4.50%, 3/1/40	7,704,710	8,569,512
FNMA, 4.00%, 10/1/40	7,624,320	8,489,374
FNMA, 4.50%, 11/1/40	7,192,672	8,000,001
FNMA, 4.00%, 12/1/40	8,687,540	9,518,481
FNMA, 4.00%, 5/1/41	7,958,262	8,587,640
FNMA, 4.50%, 6/1/41	11,384,068	12,661,854
FNMA, 4.50%, 7/1/41	1,033,011	1,140,244
FNMA, 4.00%, 8/1/41	7,126,792	7,857,448
FNMA, 4.50%, 9/1/41	5,512,959	6,085,236
FNMA, 3.50%, 10/1/41	10,314,458	11,072,387

7

	Principal Amount	Value
FNMA, 4.00%, 12/1/41	$18,931,021	$20,812,715
FNMA, 4.00%, 1/1/42	6,481,043	7,084,735
FNMA, 4.00%, 1/1/42	13,642,688	14,725,881
FNMA, 3.50%, 5/1/42	4,909,544	5,284,116
FNMA, 3.50%, 9/1/42	5,000,000	5,381,473
FNMA, 6.50%, 6/1/47	133,223	148,285
FNMA, 6.50%, 8/1/47	249,519	277,729
FNMA, 6.50%, 8/1/47	252,024	280,517
FNMA, 6.50%, 9/1/47	226,985	252,648
FNMA, 6.50%, 9/1/47	156,810	174,539
FNMA, 6.50%, 9/1/47	157,182	174,953
FNMA, 6.50%, 9/1/47	568,610	632,896
FNMA, 6.50%, 9/1/47	20,124	22,400
FNMA, 6.00%, 4/1/48	2,292,096	2,508,617
GNMA, 5.50%, 12/20/38	9,593,094	10,702,509
GNMA, 6.00%, 1/20/39	2,077,461	2,349,200
GNMA, 5.00%, 3/20/39	11,560,234	12,781,994
GNMA, 5.50%, 3/20/39	3,651,529	4,073,819
GNMA, 5.50%, 4/20/39	6,335,447	7,068,124
GNMA, 5.00%, 12/15/39	10,959,845	12,306,769
GNMA, 4.50%, 1/15/40	6,293,622	6,957,965
GNMA, 5.00%, 8/20/40	13,477,781	15,024,242
GNMA, 4.00%, 11/20/40	18,762,159	20,725,486
GNMA, 4.00%, 12/15/40	3,730,342	4,123,443
GNMA, 4.00%, 2/15/41	9,353,117	10,338,744
GNMA, 4.50%, 7/20/41	20,032,889	22,173,745
GNMA, 3.50%, 6/20/42	19,830,321	21,727,479
GNMA, 3.50%, 7/20/42	14,927,959	16,356,110
GNMA, 4.00%, 10/1/42	37,000,000	40,804,063
		721,711,595
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $777,991,148)		811,052,675
U.S. Treasury Securities — 46.3%
U.S. Treasury Bonds, 10.625%, 8/15/15	6,250,000	8,090,331
U.S. Treasury Bonds, 8.125%, 8/15/21	14,247,000	22,334,395
U.S. Treasury Bonds, 7.125%, 2/15/23	10,700,000	16,339,232
U.S. Treasury Bonds, 6.75%, 8/15/26	1,600,000	2,504,750
U.S. Treasury Bonds, 6.625%, 2/15/27	4,500,000	7,012,265
U.S. Treasury Bonds, 5.50%, 8/15/28	7,500,000	10,744,920
U.S. Treasury Bonds, 5.25%, 2/15/29	5,000,000	7,017,970
U.S. Treasury Bonds, 5.375%, 2/15/31	2,200,000	3,184,843
U.S. Treasury Bonds, 3.50%, 2/15/39	4,000,000	4,598,752
U.S. Treasury Bonds, 4.25%, 5/15/39	8,500,000	11,030,076
U.S. Treasury Bonds, 4.375%, 11/15/39	11,200,000	14,822,506
U.S. Treasury Bonds, 4.625%, 2/15/40	13,000,000	17,866,875
U.S. Treasury Bonds, 4.375%, 5/15/41	10,000,000	13,268,750
U.S. Treasury Bonds, 3.75%, 8/15/41	2,800,000	3,352,563
U.S. Treasury Bonds, 3.125%, 11/15/41	15,000,000	16,003,125
U.S. Treasury Bonds, 3.125%, 2/15/42	3,000,000	3,195,939
U.S. Treasury Bonds, 3.00%, 5/15/42	6,000,000	6,231,564
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	15,805,230	16,442,386
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	14,840,910	16,333,119
U.S. Treasury Notes, 0.375%, 7/31/13	22,000,000	22,038,676
U.S. Treasury Notes, 0.75%, 8/15/13	20,000,000	20,101,560
U.S. Treasury Notes, 0.125%, 9/30/13	15,000,000	14,992,380
U.S. Treasury Notes, 0.50%, 10/15/13	10,000,000	10,032,810
U.S. Treasury Notes, 0.75%, 12/15/13	23,000,000	23,152,743
U.S. Treasury Notes, 1.25%, 3/15/14	10,000,000	10,150,390
U.S. Treasury Notes, 1.25%, 4/15/14	10,000,000	10,157,810
U.S. Treasury Notes, 0.50%, 10/15/14	7,000,000	7,036,645
U.S. Treasury Notes, 2.125%, 11/30/14	10,000,000	10,403,910
U.S. Treasury Notes, 2.25%, 1/31/15	10,000,000	10,460,940
U.S. Treasury Notes, 0.25%, 2/15/15	10,000,000	9,995,310
U.S. Treasury Notes, 2.375%, 2/28/15	5,000,000	5,252,735
U.S. Treasury Notes, 1.25%, 9/30/15	21,000,000	21,585,711
U.S. Treasury Notes, 1.25%, 10/31/15	18,700,000	19,227,396
U.S. Treasury Notes, 1.375%, 11/30/15	5,000,000	5,162,500

8

Principal Amount	Value
U.S. Treasury Notes, 2.125%, 12/31/15	$27,053,000	$28,604,327
U.S. Treasury Notes, 1.50%, 6/30/16	11,000,000	11,441,716
U.S. Treasury Notes, 1.50%, 7/31/16	63,000,000	65,549,547
U.S. Treasury Notes, 4.875%, 8/15/16	14,000,000	16,381,092
U.S. Treasury Notes, 0.875%, 1/31/17	8,000,000	8,125,624
U.S. Treasury Notes, 0.75%, 6/30/17	19,000,000	19,151,411
U.S. Treasury Notes, 0.50%, 7/31/17	10,000,000	9,954,690
U.S. Treasury Notes, 2.375%, 7/31/17	20,000,000	21,700,000
U.S. Treasury Notes, 4.75%, 8/15/17	11,950,000	14,334,396
U.S. Treasury Notes, 0.625%, 8/31/17	19,000,000	19,019,304
U.S. Treasury Notes, 1.875%, 10/31/17	35,000,000	37,160,165
U.S. Treasury Notes, 2.625%, 4/30/18	2,000,000	2,206,250
U.S. Treasury Notes, 1.50%, 8/31/18	7,000,000	7,277,270
U.S. Treasury Notes, 1.375%, 11/30/18	26,000,000	26,814,528
U.S. Treasury Notes, 3.625%, 2/15/20	11,300,000	13,324,293
U.S. Treasury Notes, 2.625%, 8/15/20	4,000,000	4,424,376
U.S. Treasury Notes, 3.625%, 2/15/21	10,000,000	11,845,310
U.S. Treasury Notes, 2.125%, 8/15/21	14,000,000	14,815,934
U.S. Treasury Notes, 2.00%, 2/15/22	35,000,000	36,421,875
U.S. Treasury Notes, 1.75%, 5/15/22	5,000,000	5,073,050
U.S. Treasury Notes, 1.625%, 8/15/22	17,500,000	17,489,063
TOTAL U.S. TREASURY SECURITIES (Cost $746,866,456)		791,240,098
Collateralized Mortgage Obligations(1) — 9.0%
FHLMC, Series 2684, Class FP, VRN, 0.72%, 10/15/12	8,659,719	8,699,809
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	4,862,720	5,130,951
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	4,847,891	5,051,822
FHLMC, Series 2779, Class FM SEQ, VRN, 0.57%, 10/15/12	397,459	398,320
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	8,813,000	9,375,626
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	4,459,531	4,846,882
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	11,729,390	12,708,149
FHLMC, Series 3397, Class GF, VRN, 0.72%, 10/15/12	3,906,722	3,950,083
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	213,207	213,389
FHLMC, Series 3601, Class AB SEQ, 1.25%, 11/15/12	823,529	823,789
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	11,104,439	12,128,129
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21	360,945	368,315
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	5,750,543	6,108,045
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	8,915,197	9,470,347
FNMA, Series 2003-42, Class FK, VRN, 0.62%, 10/25/12	560,069	561,439
FNMA, Series 2003-43, Class LF, VRN, 0.57%, 10/25/12	1,068,399	1,070,971
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.62%, 10/25/12	62,583	62,600
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	9,300,000	10,153,452
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	5,485,000	5,875,134
FNMA, Series 2005-121, Class V SEQ, 4.50%, 6/25/29	11,330,173	11,944,795

9

Principal Amount	Value
FNMA, Series 2007-36, Class FB, VRN, 0.62%, 10/25/12	$963,450	$973,236
FNMA, Series 2010-39, Class VN SEQ, 5.00%, 10/25/39	8,900,000	9,089,437
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	13,588,460	14,241,964
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	11,192,938	11,955,613
GNMA, Series 2007-5, Class FA, VRN, 0.36%, 10/20/12	3,309,370	3,324,396
GNMA, Series 2010-60, Class DY SEQ, 4.00%, 5/16/25	5,000,000	5,596,888
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $149,452,419)		154,123,581
U.S. Government Agency Securities — 4.4%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 3.0%
FHLB, 0.50%, 11/20/15	3,000,000	3,009,804
FHLB, 4.75%, 12/16/16	6,000,000	7,046,592
FHLB, Series 1, 1.00%, 6/21/17	8,300,000	8,410,639
FHLB, 5.00%, 11/17/17	5,000,000	6,059,820
FHLMC, 5.00%, 2/16/17	5,000,000	5,946,170
FHLMC, 1.00%, 6/29/17	4,000,000	4,050,256
FHLMC, 1.00%, 9/29/17	960,000	971,016
FHLMC, 1.25%, 10/2/19	4,000,000	3,991,720
FHLMC, 2.375%, 1/13/22	3,300,000	3,469,924
FNMA, 0.875%, 10/26/17	7,837,000	7,886,161
		50,842,102
GOVERNMENT-BACKED CORPORATE BONDS(3) — 1.4%
Ally Financial, Inc., 1.75%, 10/30/12	14,000,000	14,017,486
Citigroup Funding, Inc., 1.875%, 10/22/12	2,000,000	2,001,902
Citigroup Funding, Inc., 1.875%, 11/15/12	8,000,000	8,016,512
		24,035,900
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $73,672,843)		74,878,002

Shares		Value
Temporary Cash Investments — 4.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $34,339,963), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $33,648,941)		$33,648,633
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $20,604,158), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $20,189,432)		20,189,180
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $6,860,255), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $6,729,793)		6,729,726
SSgA U.S. Government Money Market Fund	14,765,849	14,765,849
TOTAL TEMPORARY CASH INVESTMENTS (Cost $75,333,388)		75,333,388
TOTAL INVESTMENT SECURITIES — 111.5% (Cost $1,823,316,254)		1,906,627,744
OTHER ASSETS AND LIABILITIES(4) — (11.5)%		(196,454,021)
TOTAL NET ASSETS — 100.0%		$1,710,173,723

Notes to Schedule of Investments

FDIC = Federal Deposit Insurance Corporation
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
(1)	Final maturity date indicated, unless otherwise noted.
(2)	Forward commitment. Settlement date is indicated.
(3)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(4)	Amount relates primarily to receivable for investments sold and payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,823,316,254)	$1,906,627,744
Cash	141,932
Receivable for investments sold	136,526,822
Receivable for capital shares sold	37,296,575
Interest receivable	6,724,997
2,087,318,070

Liabilities
Payable for investments purchased	337,642,416
Payable for capital shares redeemed	38,539,043
Accrued management fees	598,920
Distribution and service fees payable	50,719
Dividends payable	313,249
377,144,347

Net Assets	$1,710,173,723

Net Assets Consist of:
Capital paid in	$1,617,756,722
Accumulated net investment loss	(2,947,807)
Undistributed net realized gain	12,053,318
Net unrealized appreciation	83,311,490
$1,710,173,723

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$1,135,406,673	97,672,571	$11.62
Institutional Class	$341,091,897	29,351,297	$11.62
A Class	$228,865,387	19,688,568	$11.62*
C Class	$3,604,053	310,203	$11.62
R Class	$1,205,713	103,782	$11.62
*Maximum offering price $12.17 (net asset value divided by 0.955).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$18,602,016

Expenses:
Management fees	3,588,261
Distribution and service fees:
A Class	289,273
C Class	15,800
R Class	2,005
Trustees’ fees and expenses	44,677
Other expenses	547
3,940,563

Net investment income (loss)	14,661,453

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	10,045,450
Change in net unrealized appreciation (depreciation) on investments	19,216,205
Net realized and unrealized gain (loss)	29,261,655

Net Increase (Decrease) in Net Assets Resulting from Operations	$43,923,108

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$14,661,453	$32,513,524
Net realized gain (loss)	10,045,450	20,277,344
Change in net unrealized appreciation (depreciation)	19,216,205	32,591,387
Net increase (decrease) in net assets resulting from operations	43,923,108	85,382,255

Distributions to Shareholders
From net investment income:
Investor Class	(12,370,676)	(28,401,563)
Institutional Class	(2,742,129)	(920,740)
A Class	(2,165,028)	(5,163,291)
C Class	(17,631)	(29,563)
R Class	(6,480)	(7,903)
From net realized gains:
Investor Class	—	(11,553,240)
Institutional Class	—	(228,299)
A Class	—	(2,349,727)
C Class	—	(21,766)
R Class	—	(4,628)
Decrease in net assets from distributions	(17,301,944)	(48,680,720)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	258,649,237	162,592,422

Net increase (decrease) in net assets	285,270,401	199,293,957

Net Assets
Beginning of period	1,424,903,322	1,225,609,365
End of period	$1,710,173,723	$1,424,903,322

Accumulated net investment loss	$(2,947,807)	$(307,316)

See Notes to Financial Statements.

13

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Government Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income. The fund pursues its objective by investing primarily in U.S. government debt securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

14

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

15

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2012 was 0.47% for the Investor Class, A Class, C Class and R Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2012 were $1,968,936,631 and $1,647,857,617, respectively, all of which are U.S. Treasury and Government Agency obligations.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2012		Year ended March 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	13,340,199	$154,545,921	34,575,711	$397,218,677
Issued in reinvestment of distributions	969,788	11,263,952	3,156,164	36,167,783
Redeemed	(16,380,605)	(189,907,045)	(27,906,298)	(319,164,999)
	(2,070,618)	(24,097,172)	9,825,577	114,221,461
Institutional Class
Sold	26,964,150	311,485,130	4,456,949	51,200,138
Issued in reinvestment of distributions	231,379	2,688,691	100,684	1,149,039
Redeemed	(2,938,274)	(34,059,512)	(1,946,247)	(22,496,140)
	24,257,255	280,114,309	2,611,386	29,853,037
A Class
Sold	4,316,930	49,969,089	9,919,753	113,811,126
Issued in reinvestment of distributions	93,877	1,090,337	359,397	4,118,476
Redeemed	(4,308,916)	(49,976,354)	(8,844,101)	(101,297,351)
	101,891	1,083,072	1,435,049	16,632,251
C Class
Sold	98,494	1,141,381	171,305	1,967,427
Issued in reinvestment of distributions	1,122	13,025	3,478	39,867
Redeemed	(15,679)	(181,909)	(51,000)	(588,272)
	83,937	972,497	123,783	1,419,022
R Class
Sold	56,208	651,875	53,466	611,487
Issued in reinvestment of distributions	524	6,089	1,079	12,396
Redeemed	(7,020)	(81,433)	(13,643)	(157,232)
	49,712	576,531	40,902	466,651
Net increase (decrease)	22,422,177	$258,649,237	14,036,697	$162,592,422

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$811,052,675	—
U.S. Treasury Securities	—	791,240,098	—
Collateralized Mortgage Obligations	—	154,123,581	—
U.S. Government Agency Securities	—	74,878,002	—
Temporary Cash Investments	$14,765,849	60,567,539	—
Total Value of Investment Securities	$14,765,849	$1,891,861,895	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,823,633,213
Gross tax appreciation of investments	$83,767,662
Gross tax depreciation of investments	(773,131)
Net tax appreciation (depreciation) of investments	$82,994,531

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$11.43	0.10	0.21	0.31	(0.12)	—	(0.12)	$11.62	2.74%	0.47	%(4)	1.79	%(4)	95%		$1,135,407
2012	$11.07	0.29	0.50	0.79	(0.31)	(0.12)	(0.43)	$11.43	7.20%	0.48%		2.53%		127%		$1,139,706
2011	$11.02	0.32	0.13	0.45	(0.34)	(0.06)	(0.40)	$11.07	4.04%	0.48%		2.83%		93%		$995,817
2010	$11.26	0.37	(0.07)	0.30	(0.38)	(0.16)	(0.54)	$11.02	2.77%	0.48%		3.28%		124%		$988,435
2009	$11.05	0.39	0.34	0.73	(0.40)	(0.12)	(0.52)	$11.26	6.90%	0.49%		3.58%		335%		$895,833
2008	$10.45	0.47	0.60	1.07	(0.47)	—	(0.47)	$11.05	10.58%	0.49%		4.45%		239%		$662,104
Institutional Class
2012(3)	$11.42	0.12	0.21	0.33	(0.13)	—	(0.13)	$11.62	2.93%	0.27	%(4)	1.99	%(4)	95%		$341,092
2012	$11.07	0.31	0.49	0.80	(0.33)	(0.12)	(0.45)	$11.42	7.32%	0.28%		2.73%		127%		$58,198
2011	$11.01	0.34	0.14	0.48	(0.36)	(0.06)	(0.42)	$11.07	4.34%	0.28%		3.03%		93%		$27,492
2010(5)	$11.07	0.03	(0.06)	(0.03)	(0.03)	—	(0.03)	$11.01	(0.26)%	0.28	%(4)	3.33	%(4)	124	%(6)	$25
A Class(7)
2012(3)	$11.43	0.09	0.21	0.30	(0.11)	—	(0.11)	$11.62	2.61%	0.72	%(4)	1.54	%(4)	95%		$228,865
2012	$11.07	0.26	0.50	0.76	(0.28)	(0.12)	(0.40)	$11.43	6.93%	0.73%		2.28%		127%		$223,798
2011	$11.02	0.29	0.13	0.42	(0.31)	(0.06)	(0.37)	$11.07	3.78%	0.73%		2.58%		93%		$201,020
2010	$11.26	0.34	(0.07)	0.27	(0.35)	(0.16)	(0.51)	$11.02	2.52%	0.73%		3.03%		124%		$191,437
2009	$11.05	0.36	0.35	0.71	(0.38)	(0.12)	(0.50)	$11.26	6.64%	0.74%		3.33%		335%		$189,956
2008	$10.45	0.44	0.61	1.05	(0.45)	—	(0.45)	$11.05	10.31%	0.74%		4.20%		239%		$105,512

19

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
C Class
2012(3)	$11.42	0.05	0.21	0.26	(0.06)	—	(0.06)	$11.62	2.32%	1.47	%(4)	0.79	%(4)	95%		$3,604
2012	$11.07	0.17	0.49	0.66	(0.19)	(0.12)	(0.31)	$11.42	6.04%	1.48%		1.53%		127%		$2,584
2011	$11.01	0.20	0.14	0.34	(0.22)	(0.06)	(0.28)	$11.07	3.10%	1.48%		1.83%		93%		$1,134
2010(5)	$11.07	0.02	(0.06)	(0.04)	(0.02)	—	(0.02)	$11.01	(0.36)%	1.48	%(4)	2.13	%(4)	124	%(6)	$44
R Class
2012(3)	$11.42	0.07	0.22	0.29	(0.09)	—	(0.09)	$11.62	2.58%	0.97	%(4)	1.29	%(4)	95%		$1,206
2012	$11.07	0.23	0.49	0.72	(0.25)	(0.12)	(0.37)	$11.42	6.58%	0.98%		2.03%		127%		$617
2011	$11.01	0.26	0.14	0.40	(0.28)	(0.06)	(0.34)	$11.07	3.62%	0.98%		2.33%		93%		$146
2010(5)	$11.07	0.02	(0.05)	(0.03)	(0.03)	—	(0.03)	$11.01	(0.32)%	0.98	%(4)	2.63	%(4)	124	%(6)	$25

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2012 (unaudited).

(4)	Annualized.

(5)	March 1, 2010 (commencement of sale) through March 31, 2010.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

20

Approval of Management Agreement

At a meeting held on June 14, 2012, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

21

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of

22

similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

23

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

24

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Government Income Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76702   1211

SEMIANNUAL REPORT         SEPTEMBER 30, 2012

Ginnie Mae Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	19
Approval of Management Agreement	22
Additional Information	27

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BGNMX	2.34%	3.98%	6.43%(2)	4.86%	7.01%	9/23/85
Barclays U.S. GNMA Index	—	2.31%	4.00%	6.76%	5.38%	7.72%(3)	—
Institutional Class	AGMNX	2.35%	4.10%	6.62%(2)	—	6.62%(2)	9/28/07
A Class(4) No sales charge* With sales charge*	BGNAX	2.21% -2.40%	3.63% -1.04%	6.17%(2) 5.19%(2)	4.60% 4.13%	5.26% 4.93%	10/9/97
C Class No sales charge* With sales charge*	BGNCX	1.83% 0.83%	2.86% 2.86%	— —	— —	4.59% 4.59%	3/1/10
R Class	AGMWX	2.00%	3.38%	5.88%(2)	—	5.87%(2)	9/28/07

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)	Since 9/30/85, the date nearest the Investor Class’s inception for which data are available.

(4)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.56%	0.36%	0.81%	1.56%	1.06%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2012
Portfolio at a Glance
Average Duration (effective)	2.9 years
Weighted Average Life	4.1 years

30-Day SEC Yields
Investor Class	2.54%
Institutional Class	2.74%
A Class	2.19%
C Class	1.58%
R Class	2.05%

Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities (all GNMAs)	99.5%
U.S. Government Agency Collateralized Mortgage Obligations (all GNMAs)	8.0%
Temporary Cash Investments	8.4%
Other Assets and Liabilities	(15.9)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 - 9/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,023.40	$2.79	0.55%
Institutional Class	$1,000	$1,023.50	$1.78	0.35%
A Class	$1,000	$1,022.10	$4.06	0.80%
C Class	$1,000	$1,018.30	$7.84	1.55%
R Class	$1,000	$1,020.00	$5.32	1.05%
Hypothetical
Investor Class	$1,000	$1,022.31	$2.79	0.55%
Institutional Class	$1,000	$1,023.31	$1.78	0.35%
A Class	$1,000	$1,021.06	$4.05	0.80%
C Class	$1,000	$1,017.30	$7.84	1.55%
R Class	$1,000	$1,019.80	$5.32	1.05%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Value
U.S. Government Agency Mortgage-Backed Securities(1) — 99.5%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITY — 2.4%
GNMA, VRN, 1.625%, 10/20/12	$47,176,175	$49,111,474
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 97.1%
GNMA, 4.00%, 10/18/12(2)	195,000,000	215,048,437
GNMA, 3.00%, 10/18/12(2)	35,000,000	37,488,279
GNMA, 3.50%, 10/18/12(2)	75,000,000	82,207,027
GNMA, 3.50%, 6/20/42 to 7/20/42	39,734,267	43,535,626
GNMA, 4.00%, 12/20/39 to 6/20/42	415,904,389	462,101,070
GNMA, 4.50%, 7/15/33 to 7/20/41	289,288,293	320,053,561
GNMA, 5.00%, 6/15/33 to 6/20/40(3)	336,323,215	375,339,024
GNMA, 5.50%, 4/15/33 to 1/20/40	235,537,028	264,058,909
GNMA, 6.00%, 7/20/16 to 2/20/39	114,340,324	129,507,486
GNMA, 6.50%, 6/15/23 to 11/15/38	32,500,938	38,006,058
GNMA, 7.00%, 5/15/17 to 12/20/29	6,433,827	7,675,877
GNMA, 7.25%, 4/15/23 to 6/15/23	52,568	60,567
GNMA, 7.50%, 6/15/17 to 11/15/31	5,206,092	5,851,083
GNMA, 7.65%, 6/15/16 to 12/15/16	57,266	57,563
GNMA, 7.75%, 11/15/22 to 6/20/23	45,385	46,380
GNMA, 7.77%, 4/15/20 to 6/15/20	140,972	149,326
GNMA, 7.89%, 9/20/22	12,236	12,299
GNMA, 7.98%, 6/15/19	26,256	26,400
GNMA, 8.00%, 2/20/17 to 7/20/30	1,470,144	1,641,319
GNMA, 8.15%, 2/15/21	49,081	50,625
GNMA, 8.25%, 4/15/17 to 2/15/22	321,139	333,157
GNMA, 8.35%, 11/15/20	25,063	25,206
GNMA, 8.50%, 4/20/16 to 12/15/30	1,181,786	1,342,149
GNMA, 8.75%, 3/15/17 to 7/15/27	113,903	117,629
GNMA, 9.00%, 7/20/15 to 1/15/25	774,547	850,764
GNMA, 9.25%, 9/15/16 to 3/15/25	174,172	177,537
GNMA, 9.50%, 5/15/16 to 7/20/25	333,037	344,255
GNMA, 9.75%, 8/15/17 to 11/20/21	60,229	63,894
GNMA, 10.00%, 3/15/16 to 11/20/21	21,798	23,285
GNMA, 10.25%, 2/15/19	6,603	6,651
GNMA, 10.50%, 3/15/14 to 4/20/19	39,611	41,791
GNMA, 11.00%, 2/15/16 to 6/15/20	28,563	29,337
GNMA, 11.25%, 2/20/16	1,283	1,292
GNMA, 11.50%, 7/15/13 to 5/20/14	299	303
GNMA, 12.25%, 2/15/14	816	823
GNMA, 13.00%, 9/15/13 to 8/15/15	15,008	15,159
GNMA, 13.50%, 11/15/12 to 8/15/14	4,974	5,019
GNMA, 13.75%, 8/15/14	1,711	1,727
		1,986,296,894
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,931,197,388)		2,035,408,368
U.S. Government Agency Collateralized Mortgage Obligations(1) — 8.0%
GNMA, Series 1998-17, Class F, VRN, 0.72%, 10/16/12	271,675	275,468
GNMA, Series 1998-6, Class FA, VRN, 0.73%, 10/16/12	2,332,753	2,365,246
GNMA, Series 1999-43, Class FB, VRN, 0.57%, 10/16/12	8,274,697	8,338,424
GNMA, Series 2000-22, Class FG, VRN, 0.42%, 10/16/12	88,672	89,068
GNMA, Series 2001-59, Class FD, VRN, 0.72%, 10/16/12	1,224,561	1,241,965
GNMA, Series 2001-62, Class FB, VRN, 0.72%, 10/16/12	2,497,817	2,533,325
GNMA, Series 2002-13, Class FA, VRN, 0.72%, 10/16/12	1,470,749	1,489,177

7

	Principal Amount	Value
GNMA, Series 2002-24, Class FA, VRN, 0.72%, 10/16/12	$2,699,930	$2,735,404
GNMA, Series 2002-29, Class FA SEQ, VRN, 0.57%, 10/20/12	839,102	849,888
GNMA, Series 2002-31, Class FW, VRN, 0.62%, 10/16/12	850,050	860,297
GNMA, Series 2003-110, Class F, VRN, 0.62%, 10/20/12	3,679,643	3,718,005
GNMA, Series 2003-42, Class FW, VRN, 0.57%, 10/20/12	1,353,800	1,366,014
GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32	14,186,955	15,077,655
GNMA, Series 2003-66, Class HF, VRN, 0.67%, 10/20/12	2,512,309	2,542,708
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	20,728,597	22,141,023
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.47%, 10/16/12	1,735,597	1,748,389
GNMA, Series 2004-76, Class F, VRN, 0.62%, 10/20/12	3,428,579	3,460,912
GNMA, Series 2004-80, Class FM, VRN, 0.52%, 10/20/12	3,777,616	3,784,047
GNMA, Series 2007-5, Class FA, VRN, 0.36%, 10/20/12	13,019,713	13,078,829
GNMA, Series 2007-58, Class FC, VRN, 0.72%, 10/20/12	6,589,438	6,664,785
GNMA, Series 2007-74, Class FL, VRN, 0.68%, 10/16/12	14,196,620	14,343,406
GNMA, Series 2008-2, Class LF, VRN, 0.68%, 10/20/12	7,147,084	7,223,729
GNMA, Series 2009-109, Class FA, VRN, 0.62%, 10/16/12	4,464,378	4,497,687
GNMA, Series 2009-45, Class PA, 4.50%, 1/16/31	19,693,939	20,396,117
GNMA, Series 2009-58, Class MB, 4.50%, 2/16/33	11,150,000	11,961,759
GNMA, Series 2010-60, Class DY SEQ, 4.00%, 5/16/25	10,000,000	11,193,775
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $159,533,653)		163,977,102

Shares		Value
Temporary Cash Investments — 8.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $78,428,980), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $76,850,757)		$76,850,053
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $47,057,799), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $46,110,608)		46,110,032
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $15,668,125), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $15,370,164)		15,370,010
SSgA U.S. Government Money Market Fund	33,863,602	33,863,602
TOTAL TEMPORARY CASH INVESTMENTS (Cost $172,193,697)		172,193,697
TOTAL INVESTMENT SECURITIES — 115.9% (Cost $2,262,924,738)		2,371,579,167
OTHER ASSETS AND LIABILITIES(4) — (15.9)%		(326,095,023)
TOTAL NET ASSETS — 100.0%		$2,045,484,144

8

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
340	U.S. Treasury 10-Year Notes	December 2012	$45,384,688	$(295,609)

Notes to Schedule of Investments

GNMA = Government National Mortgage Association
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
(1)	Final maturity date indicated, unless otherwise noted.
(2)	Forward commitment. Settlement date is indicated.
(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $693,412.

(4)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,262,924,738)	$2,371,579,167
Receivable for capital shares sold	2,452,786
Receivable for variation margin on futures contracts	5,313
Interest receivable	6,843,824
2,380,881,090

Liabilities
Payable for investments purchased	332,199,688
Payable for capital shares redeemed	1,707,267
Accrued management fees	900,099
Distribution and service fees payable	82,787
Dividends payable	507,105
335,396,946

Net Assets	$2,045,484,144

Net Assets Consist of:
Capital paid in	$1,964,994,645
Accumulated net investment loss	(5,983,296)
Accumulated net realized loss	(21,886,025)
Net unrealized appreciation	108,358,820
$2,045,484,144

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$1,650,097,668	146,212,989	$11.29
Institutional Class	$56,350,510	4,993,714	$11.28
A Class	$309,915,350	27,462,057	$11.29*
C Class	$24,542,621	2,174,385	$11.29
R Class	$4,577,995	405,816	$11.28

*	Maximum offering price $11.82 (net asset value divided by 0.955).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$30,928,025

Expenses:
Management fees	5,311,590
Distribution and service fees:
A Class	345,422
C Class	93,351
R Class	11,052
Trustees’ fees and expenses	54,368
Other expenses	2,949
5,818,732

Net investment income (loss)	25,109,293

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	8,052,929
Futures contract transactions	(1,146,833)
6,906,096

Change in net unrealized appreciation (depreciation) on:
Investments	12,104,578
Futures contracts	(467,839)
11,636,739

Net realized and unrealized gain (loss)	18,542,835

Net Increase (Decrease) in Net Assets Resulting from Operations	$43,652,128

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$25,109,293	$53,260,448
Net realized gain (loss)	6,906,096	17,916,276
Change in net unrealized appreciation (depreciation)	11,636,739	42,750,778
Net increase (decrease) in net assets resulting from operations	43,652,128	113,927,502

Distributions to Shareholders
From net investment income:
Investor Class	(25,921,926)	(52,366,857)
Institutional Class	(824,379)	(745,895)
A Class	(4,092,644)	(7,112,477)
C Class	(206,133)	(165,442)
R Class	(59,980)	(104,527)
Decrease in net assets from distributions	(31,105,062)	(60,495,198)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	149,593,555	265,675,829

Net increase (decrease) in net assets	162,140,621	319,108,133

Net Assets
Beginning of period	1,883,343,523	1,564,235,390
End of period	$2,045,484,144	$1,883,343,523

Accumulated undistributed net investment income (loss)	$(5,983,296)	$12,473

See Notes to Financial Statements.

12

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Ginnie Mae Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association certificates. In addition, the fund may buy other U.S. government debt securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

13

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

14

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2012 was 0.55% for the Investor Class, A Class, C Class and R Class and 0.35% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2012 were $1,891,956,878 and $1,721,893,131, respectively, all of which are U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2012		Year ended March 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	17,340,162	$195,169,969	36,710,423	$411,082,724
Issued in reinvestment of distributions	2,033,031	22,901,202	4,178,200	46,627,670
Redeemed	(13,592,915)	(153,018,756)	(28,015,057)	(312,254,964)
	5,780,278	65,052,415	12,873,566	145,455,430
Institutional Class
Sold	1,769,456	19,920,078	2,966,108	33,268,040
Issued in reinvestment of distributions	72,773	819,598	67,053	745,895
Redeemed	(446,275)	(5,024,810)	(571,843)	(6,409,113)
	1,395,954	15,714,866	2,461,318	27,604,822
A Class
Sold	7,784,465	87,650,571	16,169,635	181,093,952
Issued in reinvestment of distributions	328,613	3,701,931	563,341	6,299,798
Redeemed	(2,961,723)	(33,349,492)	(9,594,168)	(107,350,460)
	5,151,355	58,003,010	7,138,808	80,043,290
C Class
Sold	1,105,411	12,445,434	1,049,960	11,742,745
Issued in reinvestment of distributions	12,784	144,072	12,400	138,720
Redeemed	(175,258)	(1,972,529)	(69,632)	(779,938)
	942,937	10,616,977	992,728	11,101,527
R Class
Sold	85,830	965,650	258,680	2,889,920
Issued in reinvestment of distributions	5,287	59,519	9,339	104,245
Redeemed	(72,759)	(818,882)	(136,724)	(1,523,405)
	18,358	206,287	131,295	1,470,760
Net increase (decrease)	13,288,882	$149,593,555	23,597,715	$265,675,829

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$2,035,408,368	—
U.S. Government Agency Collateralized Mortgage Obligations	—	163,977,102	—
Temporary Cash Investments	$33,863,602	138,330,095	—
Total Value of Investment Securities	$33,863,602	$2,337,715,565	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$(295,609)	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of interest rate risk derivative instruments as of September 30, 2012, is disclosed on the Statement of Assets and Liabilities as an asset of $5,313 in receivable for variation margin on futures contracts.* For the six months ended September 30, 2012, the effect of interest rate risk derivative instruments on the Statement of Operations was $(1,146,833) in net realized gain (loss) on futures contract transactions and $(467,839) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

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8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,262,924,738
Gross tax appreciation of investments	$109,082,310
Gross tax depreciation of investments	(427,881)
Net tax appreciation (depreciation) of investments	$108,654,429

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of March 31, 2012, the fund had accumulated short-term capital losses of $(25,896,760), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2013	2014	2015
$(7,665,533)	$(10,878,793)	$(7,352,434)

As of March 31, 2012, the fund had post-October capital loss deferrals of $(2,442,358), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$11.21	0.15	0.11	0.26	(0.18)	$11.29	2.34%	0.55	%(4)	0.55	%(4)	2.60	%(4)	2.60	%(4)	82%		$1,650,098
2012	$10.84	0.35	0.42	0.77	(0.40)	$11.21	7.15%	0.55%		0.56%		3.12%		3.11%		130%		$1,574,686
2011	$10.76	0.39	0.13	0.52	(0.44)	$10.84	4.90%	0.53%		0.56%		3.57%		3.54%		100%		$1,382,165
2010	$10.68	0.40	0.14	0.54	(0.46)	$10.76	5.12%	0.54%		0.56%		3.69%		3.67%		171%		$1,414,742
2009	$10.40	0.43	0.30	0.73	(0.45)	$10.68	7.22%	0.53%		0.57%		4.12%		4.08%		330%		$1,336,491
2008	$10.17	0.48	0.25	0.73	(0.50)	$10.40	7.39%	0.52%		0.57%		4.73%		4.68%		338%		$1,179,206
Institutional Class
2012(3)	$11.21	0.16	0.10	0.26	(0.19)	$11.28	2.35%	0.35	%(4)	0.35	%(4)	2.80	%(4)	2.80	%(4)	82%		$56,351
2012	$10.83	0.37	0.43	0.80	(0.42)	$11.21	7.47%	0.35%		0.36%		3.32%		3.31%		130%		$40,336
2011	$10.76	0.41	0.13	0.54	(0.47)	$10.83	5.02%	0.33%		0.36%		3.77%		3.74%		100%		$12,313
2010	$10.68	0.42	0.14	0.56	(0.48)	$10.76	5.33%	0.34%		0.36%		3.89%		3.87%		171%		$17,971
2009	$10.40	0.45	0.30	0.75	(0.47)	$10.68	7.44%	0.33%		0.37%		4.32%		4.28%		330%		$8,016
2008(5)	$10.11	0.25	0.30	0.55	(0.26)	$10.40	5.45%	0.29	%(4)	0.37	%(4)	4.86	%(4)	4.78	%(4)	338	%(6)	$6,143

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
A Class(7)
2012(3)	$11.21	0.13	0.12	0.25	(0.17)	$11.29	2.21%	0.80	%(4)	0.80	%(4)	2.35	%(4)	2.35	%(4)	82%		$309,915
2012	$10.84	0.32	0.42	0.74	(0.37)	$11.21	6.89%	0.80%		0.81%		2.87%		2.86%		130%		$250,169
2011	$10.76	0.36	0.14	0.50	(0.42)	$10.84	4.64%	0.78%		0.81%		3.32%		3.29%		100%		$164,395
2010	$10.68	0.37	0.14	0.51	(0.43)	$10.76	4.86%	0.79%		0.81%		3.44%		3.42%		171%		$158,819
2009	$10.40	0.40	0.30	0.70	(0.42)	$10.68	6.96%	0.78%		0.82%		3.87%		3.83%		330%		$146,874
2008	$10.17	0.46	0.24	0.70	(0.47)	$10.40	7.12%	0.77%		0.82%		4.48%		4.43%		338%		$95,323
C Class
2012(3)	$11.21	0.09	0.11	0.20	(0.12)	$11.29	1.83%	1.55	%(4)	1.55	%(4)	1.60	%(4)	1.60	%(4)	82%		$24,543
2012	$10.84	0.23	0.43	0.66	(0.29)	$11.21	6.09%	1.55%		1.56%		2.12%		2.11%		130%		$13,809
2011	$10.76	0.28	0.13	0.41	(0.33)	$10.84	3.87%	1.53%		1.56%		2.57%		2.54%		100%		$2,587
2010(8)	$10.78	0.02	(0.01)	0.01	(0.03)	$10.76	0.08%	1.54	%(4)	1.56	%(4)	2.72	%(4)	2.70	%(4)	171	%(9)	$25
R Class
2012(3)	$11.21	0.12	0.10	0.22	(0.15)	$11.28	2.00%	1.05	%(4)	1.05	%(4)	2.10	%(4)	2.10	%(4)	82%		$4,578
2012	$10.83	0.29	0.43	0.72	(0.34)	$11.21	6.72%	1.05%		1.06%		2.62%		2.61%		130%		$4,343
2011	$10.76	0.34	0.12	0.46	(0.39)	$10.83	4.29%	1.03%		1.06%		3.07%		3.04%		100%		$2,775
2010	$10.68	0.34	0.14	0.48	(0.40)	$10.76	4.58%	1.04%		1.06%		3.19%		3.17%		171%		$1,820
2009	$10.40	0.36	0.32	0.68	(0.40)	$10.68	6.69%	1.03%		1.07%		3.62%		3.58%		330%		$556
2008(5)	$10.11	0.22	0.29	0.51	(0.22)	$10.40	5.09%	0.99	%(4)	1.07	%(4)	4.19	%(4)	4.11	%(4)	338	%(6)	$26

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Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2012 (unaudited).

(4)	Annualized.

(5)	September 28, 2007 (commencement of sale) through March 31, 2008.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2008.

(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(8)	March 1, 2010 (commencement of sale) through March 31, 2010.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 14, 2012, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

22

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of

23

similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

24

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

25

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Government Income Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76701   1211

SEMIANNUAL REPORT       SEPTEMBER 30, 2012

Inflation-Adjusted Bond Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	23
Approval of Management Agreement	26
Additional Information	31

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of September 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ACITX	5.20%	8.82%	7.73%	6.26%	6.54%	2/10/97
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index	—	5.34%	9.10%	7.93%	6.64%	7.13%(2)	—
Institutional Class	AIANX	5.37%	9.04%	7.95%	—	6.52%	10/1/02
A Class(3) No sales charge* With sales charge*	AIAVX	5.02% 0.32%	8.50% 3.63%	7.44% 6.45%	5.99% 5.51%	6.71% 6.37%	6/15/98
C Class No sales charge* With sales charge*	AINOX	4.66% 3.66%	7.68% 7.68%	— —	— —	8.37% 8.37%	3/1/10
R Class	AIARX	4.97%	8.29%	—	—	8.94%	3/1/10

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 2/28/97, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.48%	0.28%	0.73%	1.48%	0.98%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

SEPTEMBER 30, 2012
Portfolio at a Glance
Average Duration (effective)	6.5 years
Weighted Average Life	9.5 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	91.6%
Corporate Bonds	3.4%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Mortgage Obligations	1.5%
U.S. Government Agency Mortgage-Backed Securities	0.9%
Municipal Securities	0.1%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	(0.1)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 – 9/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,052.00	$2.42	0.47%
Institutional Class	$1,000	$1,053.70	$1.39	0.27%
A Class	$1,000	$1,050.20	$3.70	0.72%
C Class	$1,000	$1,046.60	$7.54	1.47%
R Class	$1,000	$1,049.70	$4.98	0.97%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
Institutional Class	$1,000	$1,023.72	$1.37	0.27%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%
R Class	$1,000	$1,020.21	$4.91	0.97%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Value
U.S. Treasury Securities — 91.6%
U.S. Treasury Bonds, 5.375%, 2/15/31	$11,000,000	$15,924,216
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	181,993,626	247,454,550
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	150,983,748	198,697,028
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	116,076,931	160,539,851
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	76,049,342	98,691,817
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	137,734,794	218,933,725
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	22,117,574	31,698,974
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	156,713,694	260,854,801
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	31,336,343	52,130,952
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	92,080,463	134,854,692
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	116,544,452	171,839,317
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	78,578,025	85,650,047
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14	41,809,765	43,687,943
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	78,140,624	81,290,707
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	168,087,892	179,381,381
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	158,780,826	170,267,667
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	128,764,524	135,373,749
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	91,195,036	100,364,424
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16	141,234,446	158,403,329
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	169,703,190	179,951,735
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	113,473,361	131,806,458
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	142,109,745	166,768,060
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	105,912,450	114,153,815
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	91,530,159	110,715,704
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	118,955,252	139,326,339
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	50,945,060	59,772,871
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	107,562,672	132,083,627
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	141,743,300	174,233,557
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	76,493,012	91,588,449
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	188,673,392	225,744,695
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	287,849,618	341,011,988
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	279,306,453	319,849,460
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	228,260,120	249,231,519
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	29,887,800	32,692,113
TOTAL U.S. TREASURY SECURITIES (Cost $4,347,853,099)		5,014,969,560

	Principal Amount	Value
Corporate Bonds — 3.4%
AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 5.20%, 10/15/19	$900,000	$1,015,029
Lockheed Martin Corp., 4.25%, 11/15/19	3,000,000	3,401,124
United Technologies Corp., 4.50%, 6/1/42	1,470,000	1,656,872
		6,073,025
BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	3,120,000	4,227,169
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	4,030,000	5,012,639
Coca-Cola Co. (The), 3.625%, 3/15/14	2,440,000	2,553,253
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	3,540,000	3,752,910
SABMiller Holdings, Inc., 3.75%, 1/15/22(2)	1,400,000	1,523,673
		17,069,644
CHEMICALS — 0.1%
Dow Chemical Co. (The), 2.50%, 2/15/16	3,480,000	3,632,685
COMMERCIAL BANKS†
PNC Funding Corp., 3.625%, 2/8/15	980,000	1,041,809
COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	2,675,000	3,560,299
CONSUMER FINANCE†
PNC Bank N.A., 6.00%, 12/7/17	1,200,000	1,436,119
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Citigroup, Inc., 6.01%, 1/15/15	4,340,000	4,758,871
General Electric Capital Corp., 3.75%, 11/14/14	4,640,000	4,921,179
General Electric Capital Corp., 5.625%, 9/15/17	200,000	235,844
General Electric Capital Corp., 4.375%, 9/16/20	1,200,000	1,325,879
General Electric Capital Corp., MTN, 6.00%, 8/7/19	1,350,000	1,644,645
		12,886,418
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 6.55%, 2/15/39	3,250,000	4,426,380
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	3,900,000	4,902,604
Verizon Communications, Inc., 6.10%, 4/15/18	3,970,000	4,969,261
		14,298,245
FOOD PRODUCTS — 0.3%
HJ Heinz Co., 2.00%, 9/12/16	2,560,000	2,660,513
Kraft Foods Group, Inc., 5.375%, 2/10/20(2)	3,649,000	4,344,390
Kraft Foods, Inc., 6.125%, 2/1/18	2,450,000	2,995,434
Kraft Foods, Inc., 5.375%, 2/10/20	3,321,000	4,013,329
		14,013,666
GAS UTILITIES — 0.1%
Enterprise Products Operating LLC, 3.70%, 6/1/15	2,500,000	2,674,542
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	2,990,000	3,491,806
Williams Partners LP, 4.125%, 11/15/20	1,690,000	1,837,576
		8,003,924
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 1.85%, 1/15/17	1,300,000	1,347,209
Stryker Corp., 3.00%, 1/15/15	1,450,000	1,525,979
Stryker Corp., 2.00%, 9/30/16	3,720,000	3,882,769
		6,755,957
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17	2,970,000	3,518,927
INSURANCE — 0.1%
Boeing Capital Corp., 2.125%, 8/15/16	3,680,000	3,869,303
Prudential Financial, Inc., MTN, 2.75%, 1/14/13	1,300,000	1,308,509
		5,177,812
IT SERVICES — 0.1%
International Business Machines Corp., 1.95%, 7/22/16	3,970,000	4,151,004
MACHINERY†
Deere & Co., 2.60%, 6/8/22	1,520,000	1,563,800

Principal Amount	Value
MEDIA — 0.4%
Comcast Corp., 5.90%, 3/15/16	$1,880,000	$2,186,605
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	3,300,000	3,497,119
NBCUniversal Media LLC, 4.375%, 4/1/21	3,600,000	4,090,392
News America, Inc., 6.90%, 8/15/39	3,630,000	4,732,050
Time Warner Cable, Inc., 8.25%, 2/14/14	1,210,000	1,332,175
Time Warner, Inc., 4.875%, 3/15/20	3,270,000	3,783,086
		19,621,427
METALS AND MINING — 0.2%
Barrick North America Finance LLC, 4.40%, 5/30/21	3,000,000	3,270,498
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	4,320,000	4,590,648
Newmont Mining Corp., 6.25%, 10/1/39	1,980,000	2,350,105
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	2,310,000	2,466,064
		12,677,315
MULTI-UTILITIES — 0.2%
Dominion Resources, Inc., 6.40%, 6/15/18	3,250,000	4,059,936
Duke Energy Ohio, Inc., 2.10%, 6/15/13	1,950,000	1,973,751
Pacific Gas & Electric Co., 6.25%, 12/1/13	1,820,000	1,937,663
Sempra Energy, 6.50%, 6/1/16	1,250,000	1,489,950
		9,461,300
OIL, GAS AND CONSUMABLE FUELS — 0.5%
Apache Corp., 4.75%, 4/15/43	4,330,000	4,975,296
Chevron Corp., 3.95%, 3/3/14	2,440,000	2,562,556
ConocoPhillips, 4.75%, 2/1/14	1,598,000	1,688,611
Occidental Petroleum Corp., 1.75%, 2/15/17	1,000,000	1,036,662
Shell International Finance BV, 2.375%, 8/21/22	15,320,000	15,503,626
Talisman Energy, Inc., 7.75%, 6/1/19	500,000	636,542
Talisman Energy, Inc., 3.75%, 2/1/21	1,950,000	2,038,111
		28,441,404
PHARMACEUTICALS†
Roche Holdings, Inc., 6.00%, 3/1/19(2)	2,130,000	2,678,313
SOFTWARE — 0.1%
Adobe Systems, Inc., 3.25%, 2/1/15	4,800,000	5,064,586
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	2,320,000	2,468,715
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	1,560,000	2,188,998
		4,657,713
TOTAL CORPORATE BONDS (Cost $170,477,886)		185,785,392
Commercial Mortgage-Backed Securities(3) — 2.1%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	7,200,000	7,509,949
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 10/1/12	3,050,000	3,427,483
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/12	5,300,000	5,808,880
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.40%, 10/15/12(2)	5,118,523	4,843,267
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 10/1/12	3,900,000	3,897,137
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	3,518,874	3,546,527
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/12	4,450,000	4,799,103
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/1/12	15,850,000	16,990,265
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	5,860,000	6,326,204

Principal Amount	Value
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	$14,375,000	$15,664,258
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	5,725,000	6,224,589
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.45%, 10/11/12	8,650,000	9,253,281
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/12	7,500,000	8,148,941
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4 SEQ, VRN, 5.20%, 10/11/12	10,000,000	11,157,745
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 10/11/12	5,025,000	5,582,891
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4 SEQ, 3.18%, 8/15/45	3,550,000	3,795,131
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $114,041,754)		116,975,651
Collateralized Mortgage Obligations(3) — 1.5%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	4,192,662	4,341,208
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	4,494,755	4,663,232
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	2,903,903	2,979,945
Banc of America Mortgage Securities, Inc., Series 2004-8, Class 5A1, 6.50%, 5/25/32	3,410,194	3,582,287
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	5,427,629	5,641,743
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	5,654,734	5,866,035
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	4,738,722	4,932,026
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.95%, 10/1/12	4,508,110	4,930,797
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 10/1/12	2,768,817	2,916,440
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/12	5,203,704	5,329,345
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	5,164,891	5,483,595
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	5,401,790	5,685,630
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	3,037,451	3,148,001
		59,500,284
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	14,782,520	16,066,515
FHLMC, Series 3794, Class LB SEQ, 3.50%, 1/15/26	7,665,877	8,318,603
		24,385,118
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $81,822,507)		83,885,402
U.S. Government Agency Mortgage-Backed Securities(3) — 0.9%
FNMA, 4.50%, 9/1/41	21,264,271	23,471,625
FNMA, 4.00%, 1/1/42	24,998,310	27,326,837
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $49,086,508)		50,798,462

	Principal Amount	Value
Municipal Securities — 0.1%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	$430,000	$605,083
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	295,000	374,824
Texas GO, (Building Bonds), 5.52%, 4/1/39	875,000	1,158,176
TOTAL MUNICIPAL SECURITIES (Cost $1,599,425)		2,138,083

	Principal Amount/ Shares	Value
Temporary Cash Investments — 0.5%
BNP Paribas Finance, Inc., 0.10%, 10/1/12(4)	$27,000,000	$26,999,663
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $91,305), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $89,468)		89,467
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $54,784), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $53,681)		53,680
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $18,240), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $17,893)		17,893
SSgA U.S. Government Money Market Fund	38,132	38,132
TOTAL TEMPORARY CASH INVESTMENTS (Cost $27,199,172)		27,198,835
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $4,792,080,351)		5,481,751,385
OTHER ASSETS AND LIABILITIES — (0.1)%		(3,406,178)
TOTAL NET ASSETS — 100.0%		$5,478,345,207

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
227	U.S. Treasury 10-Year Notes	December 2012	$30,300,953	$200,138

Total Return Swap Agreements
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$40,800,000	U.S. CPI Urban Consumers NSA Index	Receive	1.57%	9/8/14	$283,343
Bank of America N.A.	32,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33%	1/22/15	(519,692)
Bank of America N.A.	1,075,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	1/21/16	(390)
Bank of America N.A.	44,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.87%	9/21/16	410,130
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42%	4/1/18	(40,976)
Bank of America N.A.	8,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.51%	3/30/19	(128,509)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66%	12/4/19	(144,862)
Bank of America N.A.	50,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.62%	3/18/20	(1,108,964)
Bank of America N.A.	4,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67%	4/1/22	(91,474)
Barclays Bank plc	46,100,000	U.S. CPI Urban Consumers NSA Index	Receive	1.58%	9/6/13	137,946
Barclays Bank plc	54,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.66%	9/12/14	225,824
Barclays Bank plc	55,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.69%	9/22/14	175,785
Barclays Bank plc	49,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.77%	9/23/14	39,609
Barclays Bank plc	38,900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(51,567)
Barclays Bank plc	24,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(1,495,602)
Barclays Bank plc	29,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90%	12/21/27	(2,365,055)
						$(4,674,454)

Notes to Schedule of Investments

CPI = Consumer Price Index
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers, Inc. — UBS AG
MASTR = Mortgage Asset Securitization Transactions, Inc.
MTN = Medium Term Note
NSA = Not Seasonally Adjusted
PHHMC = PHH Mortgage Corporation
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
† Category is less than 0.05% of total net assets.
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $5,520,883.

(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $19,614,232, which represented 0.4% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.
(4)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $4,792,080,351)	$5,481,751,385
Receivable for investments sold	73,153,804
Receivable for capital shares sold	7,094,327
Swap agreements, at value	1,272,637
Interest receivable	19,990,806
5,583,262,959

Liabilities
Payable for investments purchased	82,901,218
Payable for capital shares redeemed	13,958,848
Payable for variation margin on futures contracts	3,547
Swap agreements, at value	5,947,091
Accrued management fees	1,899,792
Distribution and service fees payable	207,256
104,917,752

Net Assets	$5,478,345,207

Net Assets Consist of:
Capital paid in	$4,710,519,328
Undistributed net investment income	56,946,398
Undistributed net realized gain	25,682,763
Net unrealized appreciation	685,196,718
$5,478,345,207

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$3,655,249,135	272,820,745	$13.40
Institutional Class	$936,312,165	69,844,082	$13.41
A Class	$839,693,888	62,923,355	$13.34*
C Class	$41,627,991	3,117,909	$13.35
R Class	$5,462,028	408,282	$13.38

*Maximum offering price $13.97 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$69,823,759

Expenses:
Management fees	11,422,423
Distribution and service fees:
A Class	1,052,311
C Class	183,083
R Class	11,342
Trustees’ fees and expenses	148,824
Other expenses	13,194
12,831,177

Net investment income (loss)	56,992,582

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	36,016,838
Futures contract transactions	373,325
36,390,163

Change in net unrealized appreciation (depreciation) on:
Investments	176,165,657
Futures contracts	543,122
Swap agreements	(4,565,677)
172,143,102

Net realized and unrealized gain (loss)	208,533,265

Net Increase (Decrease) in Net Assets Resulting from Operations	$265,525,847

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$56,992,582	$140,073,135
Net realized gain (loss)	36,390,163	50,123,706
Change in net unrealized appreciation (depreciation)	172,143,102	285,942,134
Net increase (decrease) in net assets resulting from operations	265,525,847	476,138,975

Distributions to Shareholders
From net investment income:
Investor Class	(30,968,933)	(106,854,611)
Institutional Class	(8,277,351)	(25,345,585)
A Class	(6,565,828)	(26,204,890)
C Class	(150,063)	(501,750)
R Class	(28,901)	(44,403)
From net realized gains:
Investor Class	—	(29,589,728)
Institutional Class	—	(6,671,596)
A Class	—	(7,538,147)
C Class	—	(245,034)
R Class	—	(17,855)
Decrease in net assets from distributions	(45,991,076)	(203,013,599)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	198,499,470	916,605,457

Net increase (decrease) in net assets	418,034,241	1,189,730,833

Net Assets
Beginning of period	5,060,310,966	3,870,580,133
End of period	$5,478,345,207	$5,060,310,966

Undistributed net investment income	$56,946,398	$45,944,892

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Inflation-Adjusted Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek total return and inflation protection consistent with investment in inflation-indexed securities primarily issued by the U.S. Treasury, by other U.S. government agencies and instrumentalities, and by other, non-U.S. government entities such as corporations.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2012 was 0.47% for the Investor Class, A Class, C Class and R Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 9% of the shares of the fund. These funds do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2012 totaled $845,963,956, of which $808,412,162 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2012 totaled $603,372,441, of which $535,408,022 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2012		Year ended March 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	49,306,000	$652,818,812	112,650,177	$1,438,700,110
Issued in reinvestment of distributions	1,897,902	24,957,405	8,847,566	111,258,919
Redeemed	(42,527,975)	(562,101,776)	(75,009,746)	(955,953,493)
	8,675,927	115,674,441	46,487,997	594,005,536
Institutional Class
Sold	15,634,510	206,937,905	32,801,016	419,881,127
Issued in reinvestment of distributions	617,571	8,121,061	2,504,458	31,498,086
Redeemed	(8,836,794)	(117,337,389)	(19,460,300)	(248,592,301)
	7,415,287	97,721,577	15,845,174	202,786,912
A Class
Sold	9,741,473	128,206,100	26,291,700	334,160,497
Issued in reinvestment of distributions	483,552	6,339,362	2,595,342	32,514,637
Redeemed	(12,169,060)	(160,037,370)	(21,759,335)	(276,106,942)
	(1,944,035)	(25,491,908)	7,127,707	90,568,192
C Class
Sold	906,102	11,964,990	2,256,037	28,872,464
Issued in reinvestment of distributions	7,854	103,202	40,526	513,580
Redeemed	(260,570)	(3,439,181)	(261,946)	(3,361,362)
	653,386	8,629,011	2,034,617	26,024,682
R Class
Sold	213,555	2,819,649	363,205	4,596,020
Issued in reinvestment of distributions	2,192	28,829	4,915	62,258
Redeemed	(66,402)	(882,129)	(112,764)	(1,438,143)
	149,345	1,966,349	255,356	3,220,135
Net increase (decrease)	14,949,910	$198,499,470	71,750,851	$916,605,457

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	—	$5,014,969,560	—
Corporate Bonds	—	185,785,392	—
Commercial Mortgage-Backed Securities	—	116,975,651	—
Collateralized Mortgage Obligations	—	83,885,402	—
U.S. Government Agency Mortgage-Backed Securities	—	50,798,462	—
Municipal Securities	—	2,138,083	—
Temporary Cash Investments	$38,132	27,160,703	—
Total Value of Investment Securities	$38,132	$5,481,713,253	—

Other Financial Instruments
Futures Contracts	$200,138	—	—
Swap Agreements	—	$(4,674,454)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	$200,138	$(4,674,454)	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The other contracts derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of September 30, 2012
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures agreements*	$3,547
Other Contracts	Swap agreements	$1,272,637	Swap agreements	5,947,091
		$1,272,637		$5,950,638

*Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2012
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$373,325	Change in net unrealized appreciation (depreciation) on futures contracts	$543,122
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(4,565,677)
		$373,325		$(4,022,555)

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,796,215,656
Gross tax appreciation of investments	$686,990,070
Gross tax depreciation of investments	(1,454,341)
Net tax appreciation (depreciation) of investments	$685,535,729

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$12.85	0.14	0.53	0.67	(0.12)	—	—	(0.12)	$13.40	5.20%	0.47	%(4)	2.17	%(4)	12%	$3,655,249
2012	$12.01	0.40	1.01	1.41	(0.45)	(0.12)	—	(0.57)	$12.85	11.99%	0.48%		3.15%		26%	$3,393,055
2011	$11.52	0.31	0.51	0.82	(0.26)	(0.07)	—	(0.33)	$12.01	7.18%	0.48%		2.58%		33%	$2,614,427
2010	$11.06	0.40	0.24	0.64	(0.18)	—	—	(0.18)	$11.52	5.76%	0.48%		3.49%		27%	$2,266,660
2009	$11.72	0.17	(0.35)	(0.18)	(0.40)	—	(0.08)	(0.48)	$11.06	(1.51)%	0.49%		1.61%		18%	$1,187,202
2008	$10.83	0.62	0.85	1.47	(0.58)	—	—	(0.58)	$11.72	14.08%	0.49%		5.66%		33%	$892,596
Institutional Class
2012(3)	$12.85	0.15	0.54	0.69	(0.13)	—	—	(0.13)	$13.41	5.37%	0.27	%(4)	2.37	%(4)	12%	$936,312
2012	$12.01	0.43	1.01	1.44	(0.48)	(0.12)	—	(0.60)	$12.85	12.16%	0.28%		3.35%		26%	$802,309
2011	$11.52	0.34	0.50	0.84	(0.28)	(0.07)	—	(0.35)	$12.01	7.39%	0.28%		2.78%		33%	$559,589
2010	$11.06	0.41	0.25	0.66	(0.20)	—	—	(0.20)	$11.52	5.98%	0.28%		3.69%		27%	$407,799
2009	$11.71	0.16	(0.32)	(0.16)	(0.41)	—	(0.08)	(0.49)	$11.06	(1.32)%	0.29%		1.81%		18%	$210,177
2008	$10.82	0.64	0.85	1.49	(0.60)	—	—	(0.60)	$11.71	14.31%	0.29%		5.86%		33%	$165,872

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
A Class(5)
2012(3)	$12.80	0.13	0.51	0.64	(0.10)	—	—	(0.10)	$13.34	5.02%	0.72	%(4)	1.92	%(4)	12%		$839,694
2012	$11.97	0.37	1.01	1.38	(0.43)	(0.12)	—	(0.55)	$12.80	11.72%	0.73%		2.90%		26%		$830,062
2011	$11.49	0.27	0.51	0.78	(0.23)	(0.07)	—	(0.30)	$11.97	6.84%	0.73%		2.33%		33%		$691,362
2010	$11.03	0.37	0.24	0.61	(0.15)	—	—	(0.15)	$11.49	5.52%	0.73%		3.24%		27%		$709,931
2009	$11.70	0.18	(0.38)	(0.20)	(0.39)	—	(0.08)	(0.47)	$11.03	(1.73)%	0.74%		1.36%		18%		$500,882
2008	$10.81	0.60	0.84	1.44	(0.55)	—	—	(0.55)	$11.70	13.83%	0.74%		5.41%		33%		$488,645
C Class
2012(3)	$12.81	0.06	0.54	0.60	(0.06)	—	—	(0.06)	$13.35	4.66%	1.47	%(4)	1.17	%(4)	12%		$41,628
2012	$12.00	0.15	1.13	1.28	(0.35)	(0.12)	—	(0.47)	$12.81	10.85%	1.48%		2.15%		26%		$31,563
2011	$11.51	0.21	0.49	0.70	(0.14)	(0.07)	—	(0.21)	$12.00	6.11%	1.48%		1.58%		33%		$5,159
2010(6)	$11.51	0.03	(0.03)	—	—	—	—	—	$11.51	0.00%	1.48	%(4)	3.67	%(4)	27	%(7)	$139
R Class
2012(3)	$12.83	0.09	0.55	0.64	(0.09)	—	—	(0.09)	$13.38	4.97%	0.97	%(4)	1.67	%(4)	12%		$5,462
2012	$12.01	0.21	1.13	1.34	(0.40)	(0.12)	—	(0.52)	$12.83	11.37%	0.98%		2.65%		26%		$3,322
2011	$11.52	0.26	0.50	0.76	(0.20)	(0.07)	—	(0.27)	$12.01	6.64%	0.98%		2.08%		33%		$43
2010(6)	$11.51	0.04	(0.03)	0.01	—	—	—	—	$11.52	0.09%	0.98	%(4)	4.17	%(4)	27	%(7)	$25

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2012 (unaudited).

(4)	Annualized.

(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(6)	March 1, 2010 (commencement of sale) through March 31, 2010.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2012, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Government Income Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76703   1211

SEMIANNUAL REPORT          SEPTEMBER 30, 2012

Short-Term Government Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	18
Approval of Management Agreement	20
Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWUSX	0.37%	0.50%	2.69%	2.60%	5.41%	12/15/82
Barclays U.S. 1-3 Year Government Bond Index	—	0.46%	0.65%	2.94%	2.92%	6.23%(2)	—
Institutional Class	TWUOX	0.57%	0.81%	—	—	1.49%	3/1/10
A Class(3)	TWAVX						7/8/98
No sales charge*		0.24%	0.25%	2.44%	2.35%	3.26%
With sales charge*		-1.97%	-2.04%	1.97%	2.12%	3.09%
C Class	TWACX						3/1/10
No sales charge*		-0.10%	-0.47%	—	—	0.26%
With sales charge*		-1.10%	-0.47%	—	—	0.26%
R Class	TWARX	0.10%	0.05%	—	—	0.77%	3/1/10

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 12/31/82, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.56%	0.36%	0.81%	1.56%	1.06%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2012
Portfolio at a Glance
Average Duration (effective)	1.8 years
Weighted Average Life	2.4 years

30-Day SEC Yields
Investor Class	-0.03%
Institutional Class	0.16%
A Class	-0.27%
C Class	-1.02%
R Class	-0.52%

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	71.5%
Collateralized Mortgage Obligations	11.4%
U.S. Government Agency Securities	8.0%
U.S. Government Agency Mortgage-Backed Securities	6.6%
Temporary Cash Investments	2.5%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee.  If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 – 9/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,003.70	$2.76	0.55%
Institutional Class	$1,000	$1,005.70	$1.76	0.35%
A Class	$1,000	$1,002.40	$4.02	0.80%
C Class	$1,000	$999.00	$7.77	1.55%
R Class	$1,000	$1,001.00	$5.27	1.05%
Hypothetical
Investor Class	$1,000	$1,022.31	$2.79	0.55%
Institutional Class	$1,000	$1,023.31	$1.78	0.35%
A Class	$1,000	$1,021.06	$4.05	0.80%
C Class	$1,000	$1,017.30	$7.84	1.55%
R Class	$1,000	$1,019.80	$5.32	1.05%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Value
U.S. Treasury Securities — 71.5%
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	$5,227,634	$5,438,375
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	4,976,416	5,476,780
U.S. Treasury Notes, 0.75%, 12/15/13	21,000,000	21,139,461
U.S. Treasury Notes, 1.25%, 2/15/14	4,700,000	4,767,013
U.S. Treasury Notes, 1.25%, 3/15/14	10,000,000	10,150,390
U.S. Treasury Notes, 1.25%, 4/15/14	4,000,000	4,063,124
U.S. Treasury Notes, 0.625%, 7/15/14	63,500,000	63,946,468
U.S. Treasury Notes, 0.50%, 8/15/14	8,000,000	8,040,312
U.S. Treasury Notes, 0.25%, 9/15/14	5,700,000	5,701,562
U.S. Treasury Notes, 0.50%, 10/15/14	39,903,000	40,111,892
U.S. Treasury Notes, 0.375%, 11/15/14	7,377,000	7,396,593
U.S. Treasury Notes, 2.125%, 11/30/14	31,520,000	32,793,124
U.S. Treasury Notes, 2.625%, 12/31/14	6,713,000	7,071,206
U.S. Treasury Notes, 0.25%, 1/15/15	10,500,000	10,499,181
U.S. Treasury Notes, 2.25%, 1/31/15	36,202,000	37,870,695
U.S. Treasury Notes, 0.25%, 2/15/15	14,500,000	14,493,200
U.S. Treasury Notes, 2.375%, 2/28/15	4,300,000	4,517,352
U.S. Treasury Notes, 1.875%, 6/30/15	14,700,000	15,336,231
U.S. Treasury Notes, 1.25%, 9/30/15	15,425,000	15,855,219
U.S. Treasury Notes, 1.25%, 10/31/15	15,894,000	16,342,258
U.S. Treasury Notes, 1.375%, 11/30/15	6,700,000	6,917,750
U.S. Treasury Notes, 2.125%, 12/31/15	2,000,000	2,114,688
U.S. Treasury Notes, 1.50%, 6/30/16	2,600,000	2,704,406
U.S. Treasury Notes, 1.50%, 7/31/16	14,700,000	15,294,894
TOTAL U.S. TREASURY SECURITIES (Cost $356,789,781)		358,042,174
Collateralized Mortgage Obligations(1) — 11.4%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17	2,248,432	2,341,874
FHLMC, Series 2624, Class FE SEQ, VRN, 0.52%, 10/15/12	502,706	503,346
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	4,795,484	5,125,239
FHLMC, Series 2684, Class FP, VRN, 0.72%, 10/15/12	1,474,151	1,480,975
FHLMC, Series 2699, Class TG SEQ, 4.00%, 5/15/17	121,706	122,422
FHLMC, Series 2718, Class FW, VRN, 0.57%, 10/15/12	1,209,120	1,211,961
FHLMC, Series 2779, Class FM SEQ, VRN, 0.57%, 10/15/12	266,536	267,113
FHLMC, Series 3501, Class AC SEQ, 4.00%, 8/15/23	2,547,428	2,664,153
FHLMC, Series 3562, Class KB SEQ, 4.00%, 11/15/22	2,276,788	2,336,075
FHLMC, Series 3575, Class A SEQ, 4.00%, 11/15/22	2,576,039	2,631,933
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	303,271	303,530
FHLMC, Series 3601, Class AB SEQ, 1.25%, 11/15/12	456,663	456,807
FHLMC, Series 3842, Class JB, 2.00%, 9/15/18	3,906,511	4,000,672
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21	242,050	246,992
FNMA, Series 2003-17, Class FN, VRN, 0.52%, 10/25/12	2,172,946	2,185,126
FNMA, Series 2003-42, Class FK, VRN, 0.62%, 10/25/12	563,373	564,751
FNMA, Series 2003-43, Class LF, VRN, 0.57%, 10/25/12	716,475	718,200
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	1,187,479	1,254,640
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	3,065,482	3,256,058
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	5,688,442	6,042,661

7

	Principal Amount	Value
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	$1,916,201	$2,031,918
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	4,829,000	5,272,152
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	2,750,000	2,945,601
FNMA, Series 2006-60, Class KF, VRN, 0.52%, 10/25/12	4,416,639	4,444,621
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	4,694,607	4,920,383
GNMA, Series 2009-61, Class PA, 5.00%, 2/16/32	100,710	101,048
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $57,098,053)		57,430,251
U.S. Government Agency Securities — 8.0%
FHLB, 3.625%, 10/18/13	141,000	146,037
FHLB, 0.875%, 12/27/13	10,059,000	10,143,003
FHLB, 0.375%, 1/29/14	5,627,000	5,639,666
FHLB, Series 467, 5.25%, 6/18/14	276,000	299,893
FHLB, 0.50%, 11/20/15	2,000,000	2,006,536
FHLB, Series 1, 1.00%, 6/21/17	684,000	693,118
FHLMC, 1.00%, 8/27/14	1,341,000	1,360,768
FHLMC, 0.625%, 12/29/14	11,200,000	11,277,571
FHLMC, 2.875%, 2/9/15	4,091,000	4,335,204
FHLMC, 2.50%, 5/27/16	1,500,000	1,610,190
FHLMC, 2.00%, 8/25/16	2,400,000	2,534,076
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $39,723,373)		40,046,062
U.S. Government Agency Mortgage-Backed Securities(1) — 6.6%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.3%
FHLMC, VRN, 2.23%, 10/15/12	58,110	58,875
FHLMC, VRN, 2.58%, 10/15/12	958,723	1,003,639
FHLMC, VRN, 2.625%, 10/15/12	26,106	26,588
FHLMC, VRN, 2.68%, 10/15/12	3,742,643	3,952,780
FHLMC, VRN, 2.74%, 10/15/12	883,315	952,885
FHLMC, VRN, 2.75%, 10/15/12	3,432,646	3,703,168
FHLMC, VRN, 3.01%, 10/15/12	36,198	36,398
FHLMC, VRN, 3.55%, 10/15/12	1,999,149	2,113,833
FHLMC, VRN, 3.72%, 10/15/12	2,641,707	2,804,425
FHLMC, VRN, 3.99%, 10/15/12	746,826	795,244
FHLMC, VRN, 4.03%, 10/15/12	1,180,156	1,259,233
FHLMC, VRN, 6.16%, 10/15/12	626,692	681,467
FNMA, VRN, 1.85%, 10/25/12	26,175	27,350
FNMA, VRN, 1.90%, 10/25/12	14,108	14,725
FNMA, VRN, 1.99%, 10/25/12	49,180	51,823
FNMA, VRN, 2.08%, 10/25/12	27,150	28,777
FNMA, VRN, 2.13%, 10/25/12	27,548	28,200
FNMA, VRN, 2.18%, 10/25/12	8,111	8,249
FNMA, VRN, 2.20%, 10/25/12	32,209	32,652
FNMA, VRN, 2.25%, 10/25/12	10,161	10,544
FNMA, VRN, 2.25%, 10/25/12	979,599	1,034,123
FNMA, VRN, 2.27%, 10/25/12	21,062	22,477
FNMA, VRN, 2.30%, 10/25/12	1,918,356	2,057,151
FNMA, VRN, 2.35%, 10/25/12	11,111	11,752
FNMA, VRN, 2.375%, 10/25/12	4,828	4,858
FNMA, VRN, 2.50%, 10/25/12	215,702	231,859
FNMA, VRN, 2.51%, 10/25/12	4,257	4,352
FNMA, VRN, 2.67%, 10/25/12	20,839	21,067
FNMA, VRN, 2.75%, 10/25/12	792,652	834,165
FNMA, VRN, 2.75%, 10/25/12	15,005	16,106
FNMA, VRN, 2.875%, 10/25/12	5,980	6,303
FNMA, VRN, 3.10%, 10/25/12	2,088,042	2,207,949
FNMA, VRN, 3.35%, 10/25/12	523,427	553,031
FNMA, VRN, 3.37%, 10/25/12	2,830,142	3,001,605

8

Principal Amount	Value
FNMA, VRN, 3.875%, 10/25/12	$6,642	$6,720
FNMA, VRN, 3.90%, 10/25/12	1,673,243	1,785,890
FNMA, VRN, 3.91%, 10/25/12	725,605	773,349
FNMA, VRN, 4.00%, 10/25/12	29,913	32,006
FNMA, VRN, 4.16%, 10/25/12	64,414	65,208
FNMA, VRN, 4.16%, 10/25/12	9,914	9,975
FNMA, VRN, 5.98%, 10/25/12	900,814	984,647
FNMA, VRN, 6.18%, 10/25/12	3,519	3,541
FNMA, VRN, 7.49%, 10/25/12	3,500	3,632
GNMA, VRN, 1.75%, 10/20/12	7,237	7,540
GNMA, VRN, 2.125%, 10/20/12	11,332	11,832
GNMA, VRN, 3.00%, 10/20/12	41,294	43,218
		31,325,211
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.3%
FHLMC, 6.50%, 12/1/12	2,454	2,479
FHLMC, 6.00%, 2/1/13	11,267	11,812
FHLMC, 7.00%, 11/1/13	3,089	3,157
FHLMC, 7.00%, 12/1/14	4,268	4,464
FHLMC, 6.00%, 1/1/15	125,617	130,285
FHLMC, 7.50%, 5/1/16	69,232	73,818
FHLMC, 5.50%, 11/1/17	216,396	234,507
FNMA, 6.50%, 1/1/13	7,271	7,346
FNMA, 6.50%, 3/1/13	143	144
FNMA, 6.00%, 6/1/13	2,359	2,368
FNMA, 6.00%, 1/1/14	1,955	2,017
FNMA, 6.00%, 7/1/14	19,385	20,098
FNMA, 5.50%, 4/1/16	62,048	67,308
FNMA, 7.00%, 5/1/32	283,223	339,371
FNMA, 7.00%, 5/1/32	138,809	166,328
FNMA, 7.00%, 6/1/32	50,413	60,482
FNMA, 7.00%, 6/1/32	166,859	199,939
FNMA, 7.00%, 8/1/32	192,960	231,214
GNMA, 9.50%, 11/20/19	4,698	4,962
		1,562,099
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $31,717,460)		32,887,310

Shares		Value
Temporary Cash Investments — 2.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $5,632,934), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $5,519,584)		$5,519,533
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $3,379,790), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $3,311,760)		3,311,719
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $1,125,318), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $1,103,918)		1,103,907
SSgA U.S. Government Money Market Fund	2,464,265	2,464,265
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,399,424)		12,399,424
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $497,728,091)		500,805,221
OTHER ASSETS AND LIABILITIES†		75,896
TOTAL NET ASSETS — 100.0%		$500,881,117

Notes to Schedule of Investments

FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†	Category is less than 0.05% of total net assets.
(1)	Final maturity date indicated, unless otherwise noted.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $497,728,091)	$500,805,221
Cash	96,406
Receivable for investments sold	619,980
Receivable for capital shares sold	115,897
Interest receivable	1,363,881
503,001,385

Liabilities
Payable for investments purchased	1,251,361
Payable for capital shares redeemed	633,816
Accrued management fees	219,753
Distribution and service fees payable	12,777
Dividends payable	2,561
2,120,268

Net Assets	$500,881,117

Net Assets Consist of:
Capital paid in	$494,066,099
Accumulated net investment loss	(488,350)
Undistributed net realized gain	4,226,238
Net unrealized appreciation	3,077,130
$500,881,117

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$413,269,969	42,247,533	$9.78
Institutional Class	$37,686,882	3,851,235	$9.79
A Class	$45,892,474	4,690,891	$9.78*
C Class	$3,744,113	385,408	$9.71
R Class	$287,679	29,436	$9.77

*Maximum offering price $10.01 (net asset value divided by 0.9775).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,393,749

Expenses:
Management fees	1,633,393
Distribution and service fees:
A Class	61,532
C Class	19,473
R Class	921
Trustees’ fees and expenses	17,626
Other expenses	1,610
1,734,555

Net investment income (loss)	659,194

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	2,541,761
Change in net unrealized appreciation (depreciation) on investments	(468,370)

Net realized and unrealized gain (loss)	2,073,391

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,732,585

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$659,194	$4,470,929
Net realized gain (loss)	2,541,761	11,336,756
Change in net unrealized appreciation (depreciation)	(468,370)	(2,024,958)
Net increase (decrease) in net assets resulting from operations	2,732,585	13,782,727

Distributions to Shareholders
From net investment income:
Investor Class	(707,966)	(4,715,657)
Institutional Class	(522,413)	(334,144)
A Class	(19,914)	(240,554)
R Class	—	(52)
From net realized gains:
Investor Class	—	(4,929,949)
Institutional Class	—	(849)
A Class	—	(818,530)
C Class	—	(24,091)
R Class	—	(663)
Decrease in net assets from distributions	(1,250,293)	(11,064,489)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(377,250,453)	(27,440,524)

Net increase (decrease) in net assets	(375,768,161)	(24,722,286)

Net Assets
Beginning of period	876,649,278	901,371,564
End of period	$500,881,117	$876,649,278

Accumulated undistributed net investment income (loss)	$(488,350)	$102,749

See Notes to Financial Statements.

12

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short-Term Government Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income while maintaining safety of principal. The fund pursues its objectives by investing primarily in U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. The fund may also invest in investment-grade debt securities, including debt securities of U.S. companies, and non-U.S. government mortgage-backed, asset-backed and other fixed-income securities.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

13

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

14

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2012 was 0.55% for the Investor Class, A Class, C Class and R Class and 0.35% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC. Directors of these entities are officers and directors of other entities and those other entities own 7% of the outstanding shares of the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2012 were $237,915,269 and $605,272,692, respectively, all of which are U.S. Treasury and Government Agency obligations.

For the six months ended September 30, 2012, the fund incurred net realized gains of $1,215,725 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2012		Year ended March 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,928,791	$28,633,634	28,084,634	$274,673,670
Issued in reinvestment of distributions	69,119	676,017	958,404	9,379,075
Redeemed	(9,506,375)	(92,960,185)	(67,941,132)	(664,494,310)
	(6,508,465)	(63,650,534)	(38,898,094)	(380,441,565)
Institutional Class
Sold	107,123	1,047,665	39,046,598	381,485,607
Issued in reinvestment of distributions	40,387	395,005	34,302	334,993
Redeemed	(30,435,929)	(297,316,573)	(4,954,735)	(48,268,759)
	(30,288,419)	(295,873,903)	34,126,165	333,551,841
A Class
Sold	1,713,796	16,755,339	34,121,019	335,257,655
Issued in reinvestment of distributions	1,826	17,858	107,738	1,053,627
Redeemed	(3,529,670)	(34,501,059)	(32,625,096)	(320,174,410)
	(1,814,048)	(17,727,862)	1,603,661	16,136,872
C Class
Sold	163,477	1,590,623	369,246	3,617,725
Issued in reinvestment of distributions	—	—	2,193	21,385
Redeemed	(157,587)	(1,531,163)	(66,108)	(646,818)
	5,890	59,460	305,331	2,992,292
R Class
Sold	17,345	169,459	32,669	319,340
Issued in reinvestment of distributions	—	—	73	715
Redeemed	(23,237)	(227,073)	(2)	(19)
	(5,892)	(57,614)	32,740	320,036
Net increase (decrease)	(38,610,934)	$(377,250,453)	(2,830,197)	$(27,440,524)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	—	$358,042,174	—
Collateralized Mortgage Obligations	—	57,430,251	—
U.S. Government Agency Securities	—	40,046,062	—
U.S. Government Agency Mortgage-Backed Securities	—	32,887,310	—
Temporary Cash Investments	$2,464,265	9,935,159	—
Total Value of Investment Securities	$2,464,265	$498,340,956	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$497,729,777
Gross tax appreciation of investments	$3,174,082
Gross tax depreciation of investments	(98,638)
Net tax appreciation (depreciation) of investments	$3,075,444

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$9.76	0.01		0.03	0.04	(0.02)	—	(0.02)	$9.78	0.37%	0.55	%(4)	0.17	%(4)	37%		$413,270
2012	$9.73	0.05		0.10	0.15	(0.06)	(0.06)	(0.12)	$9.76	1.59%	0.56%		0.51%		139%		$475,832
2011	$9.72	0.09		0.07	0.16	(0.10)	(0.05)	(0.15)	$9.73	1.60%	0.56%		0.94%		75%		$852,802
2010	$9.66	0.15		0.07	0.22	(0.16)	—	(0.16)	$9.72	2.25%	0.56%		1.57%		158%		$991,464
2009	$9.65	0.29		0.01	0.30	(0.29)	—	(0.29)	$9.66	3.17%	0.57%		2.99%		142%		$971,230
2008	$9.37	0.40		0.29	0.69	(0.41)	—	(0.41)	$9.65	7.50%	0.57%		4.23%		148%		$1,105,947
Institutional Class
2012(3)	$9.76	0.02		0.04	0.06	(0.03)	—	(0.03)	$9.79	0.57%	0.35	%(4)	0.37	%(4)	37%		$37,687
2012	$9.73	0.04		0.13	0.17	(0.08)	(0.06)	(0.14)	$9.76	1.79%	0.36%		0.71%		139%		$333,284
2011	$9.73	0.11		0.06	0.17	(0.12)	(0.05)	(0.17)	$9.73	1.70%	0.36%		1.14%		75%		$131
2010(5)	$9.76	0.01		(0.03)	(0.02)	(0.01)	—	(0.01)	$9.73	(0.20)%	0.36	%(4)	1.33	%(4)	158	%(6)	$25
A Class(7)
2012(3)	$9.76	—	(8)	0.02	0.02	— (8)	—	— (8)	$9.78	0.24%	0.80	%(4)	(0.08	)%(4)	37%		$45,892
2012	$9.73	0.02		0.11	0.13	(0.04)	(0.06)	(0.10)	$9.76	1.33%	0.81%		0.26%		139%		$63,497
2011	$9.72	0.07		0.06	0.13	(0.07)	(0.05)	(0.12)	$9.73	1.35%	0.81%		0.69%		75%		$47,692
2010	$9.66	0.13		0.06	0.19	(0.13)	—	(0.13)	$9.72	2.00%	0.81%		1.32%		158%		$74,654
2009	$9.65	0.24		0.03	0.27	(0.26)	—	(0.26)	$9.66	2.91%	0.82%		2.74%		142%		$65,170
2008	$9.37	0.38		0.28	0.66	(0.38)	—	(0.38)	$9.65	7.23%	0.82%		3.98%		148%		$32,379

18

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
C Class
2012(3)	$9.72	(0.04)	0.03	(0.01)	—	—	—	$9.71	(0.10)%	1.55	%(4)	(0.83	)%(4)	37%		$3,744
2012	$9.73	(0.06)	0.11	0.05	—	(0.06)	(0.06)	$9.72	0.55%	1.56%		(0.49)%		139%		$3,691
2011	$9.73	(0.01)	0.06	0.05	— (8)	(0.05)	(0.05)	$9.73	0.53%	1.56%		(0.06)%		75%		$722
2010(5)	$9.76	— (8)	(0.03)	(0.03)	— (8)	—	— (8)	$9.73	(0.30)%	1.56	%(4)	0.13	%(4)	158	%(6)	$25
R Class
2012(3)	$9.76	(0.02)	0.03	0.01	—	—	—	$9.77	0.10%	1.05	%(4)	(0.33	)%(4)	37%		$288
2012	$9.73	(0.01)	0.12	0.11	(0.02)	(0.06)	(0.08)	$9.76	1.15%	1.06%		0.01%		139%		$345
2011	$9.73	0.04	0.06	0.10	(0.05)	(0.05)	(0.10)	$9.73	0.99%	1.06%		0.44%		75%		$25
2010(5)	$9.76	0.01	(0.03)	(0.02)	(0.01)	—	(0.01)	$9.73	(0.26)%	1.06	%(4)	0.63	%(4)	158	%(6)	$25

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2012 (unaudited).

(4)	Annualized.

(5)	March 1, 2010 (commencement of sale) through March 31, 2010.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(8)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

19

Approval of Management Agreement

At a meeting held on June 14, 2012, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

20

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of

21

similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

22

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

23

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Government Income Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76704   1211

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY GOVERNMENT INCOME TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 29, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 29, 2012